Bridge Builder Trust
c/o U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741

November 2, 2016

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	Bridge Builder Trust (the “Trust”) File Nos.: 333-187194 and 811-22811

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust, on behalf of the Bridge Builder Core Bond Fund, Bridge Builder Municipal Bond Fund, Bridge Builder Large Cap Growth Fund, Bridge Builder Large Cap Value Fund, Bridge Builder Small/Mid Cap Growth Fund, Bridge Builder Small/Mid Cap Value Fund, Bridge Builder Core Plus Bond Fund and the Bridge Builder International Equity Fund, each a series of the Trust, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated October 28, 2016, and filed electronically as Post-Effective Amendment No. 30 to the Trust’s Registration Statement on Form N-1A on October 27, 2016.

If you have any questions, concerning the foregoing, please contact the undersigned at (314) 515-5242.

Sincerely,

/s/ Helge Lee

Helge Lee